Lease (Details) - Schedule of Supplemental balance sheet information ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Supplemental balance sheet information [Abstract]
ROU assets	¥ 719,568	$ 111,447	¥ 879,348	$ 134,766	¥ 1,851,729
Operating lease liabilities – current	(329,096)		(365,049)		(589,467)
Operating lease liabilities – Non-current	¥ (448,329)		¥ (580,562)		¥ (1,393,691)
Weighted average remaining lease terms	7 years 7 months 17 days	7 years 7 months 17 days	7 years 8 months 15 days	7 years 8 months 15 days	7 years 7 months 6 days
Weighted average incremental borrowing rate	10.61%	10.61%	10.75%	10.75%